Guarantee liabilities - Movement of guarantee liabilities (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Guarantee liabilities
Guarantee liabilities at beginning of the year	¥ 0		¥ 0	¥ 9,789,626
Net payout			16,011,850	3,196,375
Released on expiration			(2,011,850)	(12,961,717)
Reversal of provision for contingent liability			(14,000,000)	(24,284)
Guarantee liabilities at end of the year	61,906,509	$ 8,719,349	0	0
Undiscounted future payment of principal	667,733,409		0		$ 94,048,284
Xiaoying Credit Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year				5,139,742
Net payout	(5,613,471)	(790,641)	2,011,850	7,821,975
Released on expiration			(2,011,850)	(12,961,717)
Reversal of provision for contingent liability	67,519,980	(9,509,990)
Guarantee liabilities at end of the year	¥ 61,906,509	$ 8,719,349
Internet Channel
Guarantee liabilities
Guarantee liabilities at beginning of the year				4,649,884
Net payout			14,000,000	(4,625,600)
Reversal of provision for contingent liability			¥ (14,000,000)	¥ (24,284)